HORIZON ACTIVE ASSET ALLOCATION FUND
RISK/RETURN
Investment Objective:
The Fund's investment objective is capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses		HORIZON ACTIVE ASSET ALLOCATION FUND HORIZON ACTIVE ASSET ALLOCATION FUND CLASS N SHARES
Management Fees		1.10%
Other Expenses		0.55%
Shareholder Servicing Expenses		0.25%
Remaining Other Expenses	[1]	0.30%
Acquired Fund Fees and Expenses	[1][2]	0.20%
Total Annual Fund Operating Expenses		1.85%
Fee Waiver and Expense Reimbursements	[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.62%
[1]	Based on estimated amounts for the current fiscal year.
[2]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[3]	The fees shown above take into account an advisory fee waiver agreement to limit total operating expenses at least through January 31, 2013, so that Class N Share direct expenses (not including expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds and extraordinary or non-recurring expenses) do not exceed 1.42% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. Only the Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	HORIZON ACTIVE ASSET ALLOCATION FUND HORIZON ACTIVE ASSET ALLOCATION FUND CLASS N SHARES
1	165
3	559

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies of the Fund:

The Fund's investment adviser, Horizon Investments, LLC ("Horizon"), seeks to achieve the Fund's investment objective by allocating assets across various sectors of the global securities markets.  Horizon executes this strategy by investing primarily in exchange-traded funds ("ETFs") that each invests primarily in one of the following asset classes:

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U.S. Common Stocks

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Foreign Developed Market Common Stocks

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Emerging Market Common Stocks

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Commodities

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Currencies

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Government Bonds

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Corporate Bonds

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Real Estate Investment Trusts (REITS)

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International Bonds

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Municipal Bonds

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High Yield Bonds

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF.  For purposes of measuring allocation of assets, the Fund looks through to the holdings of each ETF.  Under normal market conditions, the Fund invests a majority of its assets in ETFs that invest primarily in equity securities.  An ETF may hold a majority of its assets in lower-quality fixed income securities commonly known as "high yield" or "junk" bonds.  Junk bonds are generally rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P").  Additionally, Horizon may select leveraged ETFs to amplify the economic exposure to an asset class and may select inverse ETFs to hedge against market declines or generate returns from falling asset prices.  Inverse ETFs are designed to produce results opposite to market trends.  Capital appreciation, if any, generally arises from decreases in interest rates, foreign currency appreciation or improving credit fundamentals for a particular sector or security.

Horizon selects asset classes using a tactical approach that allocates the Fund's portfolio between asset classes that Horizon believes have the highest expected return for a given amount of risk.  Tactical investing strategies seek to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts.  Horizon assesses expected return and risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.  A representative ETF is selected for inclusion in the portfolio after it is reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs.  By selecting ETFs using this process, Horizon expects that the Fund will typically hold no more than 30 ETF positions.  Horizon may also invest in non-ETF securities, when it believes they offer higher return and/or lower risk than an ETF.  Horizon expects to engage in frequent buying and selling of securities to achieve the Fund's investment objective.

Principal Risks of the Fund:

Many factors affect the Fund's performance. The Fund's share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities held by ETFs in which the Fund invests.  The Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Commodity Risk:  Investing in commodity-linked ETFs may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation.

Debt Securities Risk:  When ETFs invest in bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds and therefore may carry more risk.  Issuers of fixed-income securities may default on interest and principal payments.  Generally, securities with lower debt ratings ("junk bonds") have greater credit risk.

ETF Risk:  You will indirectly pay fees and expenses charged by the ETFs in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities, foreign currencies and commodities.

Foreign Currency Risk:  Foreign currency-linked ETFs risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the ETF is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk:  Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.  Sovereign issuers may lack sufficient revenue to repay debts or may repudiate debts despite an ability to repay.

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Emerging Markets Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

Inverse Risk: The Fund engages in hedging or investment activities by investing in inverse ETFs.  Inverse ETFs may employ leverage, which magnifies the changes in the underlying index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

Leveraging Risk: Certain ETFs employ leverage which may cause the Fund's return to be more volatile than if the Fund had not been leveraged through ETFs.  Leveraging tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or instruments.

Limited History of Operation:  The Fund is a new mutual fund and has a limited history of operation.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund's assets.  Horizon may allocate the Fund's investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

Market Risk:  Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Fund's investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer.

Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Smaller and Medium Issuer Risk:  Investments in ETFs that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Turnover Risk:  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.horizonactiveassetallocationfund.com or by calling 1-855-754-7932.